Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Statement of Cash Flows [Abstract]
Net (loss)	$ (1,444,668)	$ (909,506)	$ (4,940,548)	$ (4,378,074)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation expenses	379,013	60,975	777,576	640,394
Amortization and depreciation	14,172	14,421	57,894	27,055
Impairment of intangible assets				41,045
Gain on disposal of subsidiary				(8,298)
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	887,094	1,415,203	(775,837)	(1,437,329)
(Increase) decrease in prepayment and deposit	326,836	(2,812,004)	(2,684,965)	1,975,673
(Increase) decrease in other receivable	975	(10,307)	(32,545)	(906,265)
(Increase) decrease in inventories		(967)	(6)	(1,401)
Increase (decrease) in accounts payable	(1,418,270)	(170,474)	1,114,653	(230,118)
Increase (decrease) in accrual and other payables	832,880	473,587	639,107	2,509
Increase (decrease) in due to lease liability		(2,108)	(3,191)	3,191
Net Cash provided by (used in) operating activities	(421,968)	(1,941,180)	(5,847,862)	(4,271,618)
Cash flows from investing activities
Purchase of equipment		(4,401)	(14,394)	(16,996)
Purchase of intangible assets			(11,678)	(221,489)
Net cash provided by (used in) investing activities		(4,401)	(26,072)	(238,485)
Cash flows from financing activities
Proceed from convertible note	730,000
Proceed from loan payable		299,695	299,695	1,654,207
Advances from stock subscription payable		1,347,000
Common stock issued for cash		179,999	5,114,499	5,886,500
Cancellation of shares				(15,000)
Net cash provided by (used in) financing activities	730,000	1,826,694	5,414,194	5,174,600
Effect of exchange rates on cash and cash equivalents	35,583	57,922	70,956	83,301
Net change in cash	343,615	(60,965)	(388,784)	747,798
Cash at beginning of period	461,933	850,717	850,717	102,919
Cash at end of period	805,548	789,752	461,933	850,717
Major non-cash transactions:
Conversion of loan payables to shares			1,941,000
Supplemental disclosures of cash flow information:
Interest paid
Taxes paid
Repayment to related parties				(1,351,107)
Execution of convertible notes				$ (1,000,000)